Debt - Schedule of Outstanding Mortgage Funding Arrangements (Details) (Mortgage funding arrangements, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Line Items]
Amount Outstanding	$ 572,562
Merchants Bank of Indiana
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.00%
Amount Outstanding	343,433
Barclays Bank PLC
Line of Credit Facility [Line Items]
Amount Outstanding	164,646
Bank of America, N.A.
Line of Credit Facility [Line Items]
Amount Outstanding	58,467
Flagstar Bank
Line of Credit Facility [Line Items]
Amount Outstanding	1,408
First Tennessee Bank
Line of Credit Facility [Line Items]
Amount Outstanding	$ 4,608